Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Geographic Information

Note 12: Geographic Information

          We operate as a single operating segment engaged in the development, manufacturing, marketing and sales of animal health products worldwide for both food animals and companion animals. Consistent with our operational structure, our President and Chief Executive Officer (CEO), as the chief operating decision maker, makes resource allocation and business process decisions globally across our consolidated business. Strategic decisions are managed globally with global functional leaders responsible for determining significant cost/investments and with regional leaders responsible for overseeing the execution of the global strategy. Our global research and development organization is responsible for development of new products. Our manufacturing organization is responsible for the manufacturing and supply of products and for the optimization of our supply chain. Regional leaders are responsible for the distribution and sale of our products and for local direct costs. The business is also supported by global corporate staff functions. Managing and allocating resources at the global corporate level enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions, product types, regional commercial organizations and research and development projects in line with our overarching long-term corporate-wide strategic goals, rather than on a product or geographic basis. Consistent with this decision-making process, our CEO uses consolidated, single-segment financial information for purposes of evaluating performance, allocating resources, setting incentive compensation targets, as well as forecasting future period financial results.

          Our products include Rumensin®, Optaflexx®, Denagard®, Tylan®, Maxiban® and other products for livestock and poultry, as well as Trifexis®, Interceptor®, Comfortis® and other products for companion animals.

          We have a single customer who accounted for 11.5% and 11.9% of revenue for the nine months ended September 30, 2018 and 2017, respectively. The product sales resulted in accounts receivable with this customer of $79.5 million and $88.0 million as of September 30, 2018 and December 31, 2017, respectively.

          We are exposed to the risk of changes in social, political and economic conditions inherent in foreign operations and our results of operations and the value of its foreign assets are affected by fluctuations in foreign currency exchange rates.

          Selected geographic area information was as follows:

	Nine Months Ended September 30,

	2018	2017

Revenue — to unaffiliated customers(1):
United States	$1,108.6	$1,054.6
International	1,158.9	1,080.1

Revenue	$2,267.5	$2,134.7

	September 30, 2018	December 31, 2017

Long-lived assets(2):
United States	$589.5	$604.7
United Kingdom	195.9	204.4
Other foreign countries	190.5	190.2

Long-lived assets	$975.9	$999.3

(1)
Revenue is attributed to the countries based on the location of the customer.

(2)
Long-lived assets consist of property and equipment, net, and certain noncurrent assets.

Note 15: Geographic Information

We operate as a single operating segment engaged in the development, manufacturing, marketing and sales of animal health products worldwide for both food animals (“FA”) and companion animals (“CA”). Consistent with our operational structure, our President and Chief Executive Officer (“CEO”), as the chief operating decision maker, makes resource allocation and business process decisions globally across our consolidated business. Strategic decisions are managed globally with global functional leaders responsible for determining significant costs/investments and with regional leaders responsible for overseeing the execution of the global strategy. Our global research and development organization is responsible for development of new products. Our manufacturing organization is responsible for the manufacturing and supply of products and for the optimization of our supply chain. Regional leaders are responsible for the distribution and sale of our products and for local direct costs. The business is also supported by global corporate staff functions. Managing and allocating resources at the global corporate level enables our CEO to assess the overall level of resources available and how to best deploy these resources across functions, product types, regional commercial organizations and research and development projects in line with our overarching long‑term corporate‑wide strategic goals, rather than on a product or geographic basis. Consistent with this decision‑making process, our CEO uses consolidated, single‑segment financial information for purposes of evaluating performance, allocating resources, setting incentive compensation targets, as well as forecasting future period financial results.

Our products include Rumensin®, Optaflexx®, Denagard®, Tylan®, Maxiban® and other products for livestock and poultry, as well as Trifexis®, Interceptor®, Comfortis® and other products for companion animals. Our results for the year ended December 31, 2017 includes the results of operations from BIVIVP, which was acquired on January 3, 2017 (Note 4).

We have a single customer that accounted for 12.9%,  11.7% and 9.1% of revenue for the years ended December 31, 2017, 2016 and 2015, respectively, and that represented accounts receivable of $88.0 million and $52.8 million as of December 31, 2017 and 2016, respectively.

We are exposed to the risk of changes in social, political and economic conditions inherent in foreign operations and our results of operations and the value of our foreign assets are affected by fluctuations in foreign currency exchange rates.

The following table summarizes our revenue activity:

	2017	2016	2015
CA Disease Prevention	$660.2	$628.4	$591.2
CA Therapeutics	260.8	255.6	245.2
CA Other	143.8	89.5	82.9
FA Future Protein & Health	649.2	630.8	633.2
FA Ruminants Swine	1,175.0	1,309.2	1,356.6
Total Revenue	$2,889.0	$2,913.5	$2,909.1

Selected geographic area information was as follows:

	2017	2016	2015
Geographic Information
Revenue — to unaffiliated customers(1):
United States	$1,373.0	$1,361.6	$1,318.9
International	1,516.0	1,551.9	1,590.2
Revenue	$2,889.0	$2,913.5	$2,909.1
Long‑lived assets(2):
United States	$604.7	$463.8	$406.8
United Kingdom	204.4	190.6	240.3
Other foreign countries	190.2	173.0	223.1
Long‑lived assets	$999.3	$827.4	$870.2
(1)	Revenue is attributed to the countries based on the location of the customer.
(2)	Long‑lived assets consist of property and equipment, net, and certain noncurrent assets.